VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 98.0%
Canada : 6.4%
Alimentation Couche-Tard,
Inc. 144A
3.80%, 01/25/50 $ 75 $ 55,797
Bank of Montreal
7.30% (US Treasury
Yield Curve Rate T 5
Year+3.01%), 11/26/84
(a) 25 26,686
Bank of Nova Scotia
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37
(a) 25 24,485
6.88% (US Treasury
Yield Curve Rate T 5
Year+2.73%), 10/27/85
(a) 25 25,683
7.35% (US Treasury
Yield Curve Rate T 5
Year+2.90%), 04/27/85
(a) 25 26,206
Canadian Imperial Bank of
Commerce
7.00% (US Treasury
Yield Curve Rate T 5
Year+3.00%), 10/28/85
(a) 25 25,991
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 26,499
Canadian Pacific Railway Co.
2.45%, 12/02/31 25 22,493
Element Fleet Management
Corp. 144A
5.64%, 03/13/27 25 25,402
Enbridge, Inc.
3.12%, 11/15/29 50 48,033
5.62%, 04/05/34 50 52,086
5.70%, 03/08/33 25 26,223
GFL Environmental, Inc.
144A
3.50%, 09/01/28 25 24,511
Rogers Communications, Inc.
3.20%, 03/15/27 50 49,560
Royal Bank of Canada
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.26%), 11/24/84
(a) 25 24,601
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.46%), 11/24/85
(a) 50 49,780
Toronto-Dominion Bank
Par
(000’s) Value
Canada (continued)
6.35% (US Treasury
Yield Curve Rate T 5
Year+2.72%), 10/31/85
(a) $ 25 $ 25,423
559,459
Chile : 0.3%
Cencosud SA 144A
4.38%, 07/17/27 25 25,053
Underline
France : 6.5%
BNP Paribas SA 144A
4.62%, 03/13/27 25 25,160
5.91% (SOFR+1.92%),
11/19/35 (a) 50 51,740
Credit Agricole SA 144A
3.25%, 01/14/30 50 47,718
6.25% (SOFR+2.67%),
01/10/35 (a) 50 52,889
Societe Generale SA 144A
2.89% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 06/09/32
(a) 25 22,745
3.00%, 01/22/30 75 70,744
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33
(a) 50 45,875
3.62%, 03/01/41 75 56,251
4.03% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 01/21/43
(a) 50 38,786
5.44% (SOFR+1.73%),
10/03/36 (a) 50 50,252
6.07% (US Treasury
Yield Curve Rate T 1
Year+2.10%), 01/19/35
(a) 25 26,406
6.45% (US Treasury
Yield Curve Rate T 1
Year+2.55%), 01/10/29
(a) 75 78,044
566,610
India : 0.3%
Reliance Industries Ltd. 144A
3.67%, 11/30/27 25 24,780
Underline
Ireland : 0.9%
CRH SMW Finance DAC
5.12%, 01/09/30 25 25,767
Flutter Treasury DAC 144A
5.88%, 06/04/31 50 50,674
76,441
Italy : 0.9%
Enel Finance International
NV 144A
3.50%, 04/06/28 50 49,401
3.62%, 05/25/27 25 24,872
74,273

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mexico : 0.8%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 $ 25 $ 18,861
Minera Mexico SA de CV
144A
5.62%, 02/12/32 25 25,941
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 25,231
70,033
Netherlands : 1.6%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 87,490
Deutsche Telekom
International Finance BV
144A
4.38%, 06/21/28 25 25,188
Enel Finance International
NV 144A
2.12%, 07/12/28 25 23,858
136,536
Norway : 0.3%
Var Energi ASA 144A
8.00%, 11/15/32 25 28,662
Underline
Poland : 0.3%
ORLEN SA 144A
6.00%, 01/30/35 25 26,297
Underline
Thailand : 0.3%
Bangkok Bank PCL 144A
4.30%, 06/15/27 25 25,090
Underline
United Kingdom : 0.9%
Ferguson Finance PLC 144A
4.50%, 10/24/28 25 25,201
HSBC Holdings PLC
6.50%, 09/15/37 25 27,091
Standard Chartered PLC
144A
4.30%, 02/19/27 25 25,022
77,314
United States : 78.5%
Alcon Finance Corp. 144A
3.00%, 09/23/29 25 24,007
Altria Group, Inc.
2.45%, 02/04/32 50 44,268
3.40%, 02/04/41 50 38,543
4.25%, 08/09/42 50 41,902
4.80%, 02/14/29 75 76,314
5.80%, 02/14/39 50 51,178
5.95%, 02/14/49 25 24,937
Ares Capital Corp.
5.80%, 03/08/32 † 25 25,146
5.88%, 03/01/29 25 25,659
5.95%, 07/15/29 50 51,399
AT&T, Inc.
3.85%, 06/01/60 75 51,409
4.30%, 02/15/30 50 50,061
Par
(000’s) Value
United States (continued)
Blue Owl Capital Corp.
2.88%, 06/11/28 $ 25 $ 23,700
5.95%, 03/15/29 † 25 25,277
Broadridge Financial
Solutions, Inc.
2.90%, 12/01/29 25 23,772
Campbell's Company
5.40%, 03/21/34 50 50,871
Capital One Financial Corp.
2.36% (SOFR+1.34%),
07/29/32 (a) 25 21,877
3.75%, 03/09/27 25 24,959
4.10%, 02/09/27 50 50,051
6.05% (SOFR+2.26%),
02/01/35 (a) 75 78,798
6.18% (SOFR+2.04%),
01/30/36 (a) 50 51,793
6.38% (SOFR+2.86%),
06/08/34 (a) 50 53,709
7.96% (SOFR Compound
Index+3.37%), 11/02/34
(a) 25 29,230
Centene Corp.
2.50%, 03/01/31 50 43,264
2.62%, 08/01/31 75 64,546
3.00%, 10/15/30 25 22,407
3.38%, 02/15/30 75 69,225
4.62%, 12/15/29 50 48,763
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
3.70%, 04/01/51 25 16,002
3.85%, 04/01/61 75 45,185
3.95%, 06/30/62 † 75 45,822
5.12%, 07/01/49 20 15,760
5.38%, 04/01/38 50 45,619
5.38%, 05/01/47 75 61,636
6.38%, 10/23/35 50 51,704
6.48%, 10/23/45 150 141,292
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 25 24,482
5.12%, 06/30/27 25 25,242
Citigroup, Inc.
5.83% (SOFR+2.06%),
02/13/35 (a) 50 51,714
6.02% (SOFR+1.83%),
01/24/36 (a) 75 78,224
Conagra Brands, Inc.
5.30%, 11/01/38 50 47,243
5.40%, 11/01/48 † 25 22,073
Constellation Brands, Inc.
2.25%, 08/01/31 50 44,492
3.15%, 08/01/29 25 24,156
CoStar Group, Inc. 144A
2.80%, 07/15/30 25 23,027
Deutsche Bank AG

Par
(000’s) Value
United States (continued)
7.08% (SOFR+3.65%),
02/10/34 (a) $ 25 $ 27,479
DT Midstream, Inc. 144A
4.12%, 06/15/29 25 24,721
Equinix Europe 2 Financing
Corp. LLC
4.60%, 11/15/30 25 25,109
Equinix, Inc.
3.20%, 11/18/29 † 25 24,074
Everest Reinsurance
Holdings, Inc.
3.12%, 10/15/52 25 16,058
Expand Energy Corp. 144A
6.75%, 04/15/29 25 25,134
First Citizens BancShares,
Inc.
6.25% (US Treasury
Yield Curve Rate T 5
Year+1.97%), 03/12/40
(a) 25 25,441
General Mills, Inc.
2.88%, 04/15/30 50 47,406
3.20%, 02/10/27 50 49,683
4.95%, 03/29/33 25 25,294
GLP Capital LP / GLP
Financing II, Inc.
5.30%, 01/15/29 25 25,491
5.62%, 09/15/34 25 25,328
Golub Capital BDC, Inc.
6.00%, 07/15/29 25 25,590
Haleon US Capital LLC
3.38%, 03/24/29 75 73,406
HCA, Inc.
2.38%, 07/15/31 25 22,402
3.12%, 03/15/27 25 24,764
4.12%, 06/15/29 75 74,850
5.12%, 06/15/39 50 48,278
5.25%, 06/15/49 75 68,053
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 25 24,062
2.30%, 11/01/30 25 22,613
3.47%, 12/01/50 25 17,208
ITC Holdings Corp. 144A
4.95%, 09/22/27 25 25,312
J M Smucker Co.
6.20%, 11/15/33 50 54,138
Keurig Dr. Pepper, Inc.
3.80%, 05/01/50 25 18,194
3.95%, 04/15/29 25 24,773
4.05%, 04/15/32 50 48,185
4.50%, 04/15/52 50 40,526
Kraft Heinz Foods Co.
3.88%, 05/15/27 25 24,928
4.38%, 06/01/46 50 41,065
5.00%, 06/04/42 50 45,632
5.20%, 07/15/45 50 45,492
6.88%, 01/26/39 25 27,979
Par
(000’s) Value
United States (continued)
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 $ 25 $ 28,138
Kroger Co.
4.45%, 02/01/47 100 84,467
5.00%, 09/15/34 50 50,064
Lowe's Cos, Inc.
2.62%, 04/01/31 100 91,988
3.10%, 05/03/27 50 49,542
3.65%, 04/05/29 25 24,705
LPL Holdings, Inc.
5.20%, 03/15/30 25 25,578
LPL Holdings, Inc. 144A
4.00%, 03/15/29 25 24,661
Marriott International, Inc.
2.85%, 04/15/31 25 23,207
3.50%, 10/15/32 100 93,347
4.90%, 04/15/29 25 25,561
5.35%, 03/15/35 25 25,642
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,825
McDonald's Corp.
2.12%, 03/01/30 150 138,857
3.50%, 07/01/27 50 49,807
3.62%, 09/01/49 50 36,910
4.45%, 09/01/48 25 21,256
4.88%, 12/09/45 50 45,598
6.30%, 10/15/37 50 55,574
Mondelez International, Inc.
2.62%, 09/04/50 † 75 44,942
3.00%, 03/17/32 25 22,956
Motorola Solutions, Inc.
4.60%, 05/23/29 25 25,307
MPLX LP
2.65%, 08/15/30 50 46,365
4.80%, 02/15/29 25 25,390
4.95%, 09/01/32 25 25,191
5.00%, 01/15/33 25 25,068
5.00%, 03/01/33 50 50,246
5.40%, 04/01/35 25 25,264
MSCI, Inc. 144A
4.00%, 11/15/29 25 24,503
News Corp. 144A
3.88%, 05/15/29 25 24,362
NRG Energy, Inc. 144A
2.45%, 12/02/27 25 24,184
Oracle Corp.
3.60%, 04/01/40 75 55,443
3.80%, 11/15/37 50 40,282
3.85%, 07/15/36 25 20,931
3.95%, 03/25/51 50 32,817
4.00%, 07/15/46 50 34,527
4.38%, 05/15/55 50 34,334
5.25%, 02/03/32 50 49,952
5.38%, 07/15/40 100 90,174
5.50%, 09/27/64 25 19,831
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,859
Pacific Gas and Electric Co.

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
2.10%, 08/01/27 $ 75 $ 72,853
2.50%, 02/01/31 50 45,223
3.25%, 06/01/31 25 23,308
3.30%, 08/01/40 25 18,990
3.50%, 08/01/50 50 33,852
3.75%, 07/01/28 50 49,490
4.50%, 07/01/40 100 87,063
4.95%, 07/01/50 75 63,642
6.15%, 01/15/33 25 26,529
6.75%, 01/15/53 25 26,659
Roper Technologies, Inc.
1.75%, 02/15/31 25 21,951
4.20%, 09/15/28 25 25,112
RTX Corp.
3.12%, 05/04/27 50 49,545
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 25 25,154
Sherwin-Williams Co.
3.45%, 06/01/27 50 49,707
Sprint Capital Corp.
6.88%, 11/15/28 75 80,479
8.75%, 03/15/32 25 30,285
Stryker Corp.
4.25%, 09/11/29 25 25,154
Sysco Corp.
3.25%, 07/15/27 25 24,790
5.95%, 04/01/30 25 26,492
T-Mobile USA, Inc.
2.05%, 02/15/28 50 48,116
2.25%, 11/15/31 25 22,178
2.55%, 02/15/31 50 45,751
3.00%, 02/15/41 25 18,547
3.30%, 02/15/51 25 16,664
3.38%, 04/15/29 50 48,819
3.40%, 10/15/52 50 33,533
3.75%, 04/15/27 50 49,882
3.88%, 04/15/30 60 58,990
4.38%, 04/15/40 75 67,055
4.70%, 01/15/35 25 24,473
Tyson Foods, Inc.
3.55%, 06/02/27 25 24,856
4.35%, 03/01/29 50 50,231
5.10%, 09/28/48 25 23,122
5.70%, 03/15/34 25 26,332
Par
(000’s) Value
United States (continued)
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 $ 25 $ 25,637
Verizon Communications,
Inc.
1.75%, 01/20/31 75 66,182
2.35%, 03/15/32 50 44,093
2.55%, 03/21/31 150 137,082
3.40%, 03/22/41 50 38,988
VICI Properties LP
5.12%, 05/15/32 50 50,321
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 49,725
4.12%, 08/15/30 25 24,271
4.62%, 12/01/29 50 50,030
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 25 24,882
6.95%, 10/15/33 50 55,468
VMware LLC
1.80%, 08/15/28 25 23,698
2.20%, 08/15/31 50 44,529
Westinghouse Air Brake
Technologies Corp.
4.70%, 09/15/28 25 25,336
Workday, Inc.
3.50%, 04/01/27 25 24,872
6,826,002
Total Corporate Bonds
(Cost: $8,551,558) 8,516,550
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.0%
Money Market Fund: 1.0%
(Cost: $85,792)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.70%(b) 85,792 85,792
Total Investments: 99.0%
(Cost: $8,637,350) 8,602,342
Other assets less liabilities: 1.0% 89,522
NET ASSETS: 100.0% $ 8,691,864
Definitions:
SOFR Secured Overnight Financing Rate
(a) Variable rate security — the rate shown is as of 01/31/26
† Security fully or partially on loan. Total market value of securities on loan is $166,064.

* See Schedule of Investments for geographic sectors.
(b) The rate shown is the 7-day yield as of 01/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,638,396, or 18.8% of net assets.
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 8,516,550 $ — $ 8,516,550
Money Market Fund 85,792 — — 85,792
Total Investments $ 85,792 $ 8,516,550 $ — $ 8,602,342